                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-09157
                                                      ---------

                       Eaton Vance Municipal Income Trust
                       ----------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                   November 30
                                   -----------
                             Date of Fiscal Year End

                                November 30, 2003
                                -----------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

[EV LOGO]

[GRAPHIC IMAGE]

ANNUAL REPORT NOVEMBER 30, 2003


[GRAPHIC IMAGE]

EATON VANCE
MUNICIPAL
INCOME
TRUST

[GRAPHIC IMAGE]

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                  PRIVACY NOTICE

     The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

     - Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

     - None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

     - Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

       For more information about Eaton Vance's privacy policies, call:
       1-800-262-1122.


                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

     The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

     EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

     If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

     Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE MUNICIPAL INCOME TRUST as of November 30, 2003

LETTER TO SHAREHOLDERS

[PHOTO OF THOMAS J.FETTER]
Thomas J. Fetter
President

Amid the market volatility and external political shocks of recent years, many investors have become more concerned with risk management. That trend has been especially true in the municipal bond market, where the use of bond insurance has become increasingly common. Today, roughly half of all municipal bond issuance is composed of insured bonds. As part of our continuing educational series, we thought it might be helpful to discuss bond insurance and its impact on the municipal market.

THE USE OF BOND INSURANCE HAS GROWN DRAMATICALLY OVER THE YEARS...

Municipal bond insurance was initially developed in 1971, when AMBAC Assurance Corp., the nation's first municipal insurer, offered insurance as a way to guarantee principal and interest payments on bond issues in the event of a bond default. Over the following three decades, the municipal market has witnessed a surge in the use of insurance. For example, in 1980, just 3% of all municipal issuance was insured. However, by late 2003, that figure had risen to roughly 50%. Insurance has clear benefits for purchasers: the elimination of default risk of the underlying issuer, AAA quality ratings and an enhancement of an issue's liquidity. (It's important to note that, while insured bonds are insured as to principal and interest payments, they still remain subject to interest rate and market risks.)

THE MECHANICS OF MUNICIPAL BOND INSURANCE...

We start with the underlying reality that an issuer with a AAA credit rating will pay less in interest expense than an issuer with a lower credit rating. Thus, an issuer must first determine whether purchasing insurance is financially feasible. That is, will the interest savings offset the cost of insurance? If so, the issuer must then qualify for insurance. Just as an individual must qualify for insurance, so too must a bond issuer meet certain criteria. The issuer provides key financial data and documents to potential insurers that are then used to assess the issuer's financial strength and underlying fundamentals. If the issuer qualifies, insurance is then effected by "direct purchase," with the payment of a one-time premium by the issuer. The premium fee is calculated as a percentage of the value of the bond issue - typically, around 50 basis points (0.50%), but more if the credit entails higher risk. (An alternative method of purchase involves "elective bidding," in which the insurance is purchased by bond dealers, who determine at the time the bond is sold whether it is more attractive as an insured or uninsured bond.)

IN-DEPTH CREDIT ANALYSIS INCLUDES INSURERS AS WELL AS BOND ISSUERS...

When analyzing municipal bonds, an investor naturally researches the issuer's fundamentals. However, if the bond is insured, the analyst is concerned with the soundness of the insurer as well. At Eaton Vance, analysis of the insured segment is an integral part of our total municipal research effort. Research includes, among other areas, analysis of an insurer's claims-paying ability, its capital structure and the overall quality of its portfolio of policies. Based on claims-paying ability, there are currently six bond insurers rated AAA by Moody's Investor Services, Standard & Poor's and Fitch - the nation's leading rating agencies.

INSURERS CAN PLAY A VALUABLE ROLE IN STRUCTURING BOND DEALS AND IMPROVING CREDIT QUALITY...

Insurers play an important role in capital formation for municipal borrowers, working closely with municipal officials to forge deals that raise capital for vital projects at affordable interest rates. In so doing, the insurers can help states and municipalities achieve more efficient fiscal management. Insurers often re-structure bond deals by insisting on provisions that are intended to make the deal more secure. That has proved a major benefit to investors in recent years. In a more risk-conscious climate, we believe that an ongoing analysis of the insured market is a necessary discipline to invest successfully in today's municipal market.

                                Sincerely,
                              /s/ Thomas J. Fetter

                                Thomas J. Fetter
                                President
                                January 7, 2004

EATON VANCE MUNICIPAL INCOME TRUST as of November 30, 2003

MANAGEMENT DISCUSSION

[PHOTO OF THOMAS M. METZOLD]
Thomas M. Metzold
Portfolio Manager

INVESTMENT ENVIRONMENT

- The U.S. economy saw encouraging growth in the year ended November 30, 2003. Consumer spending picked up, as tax cuts added to discretionary incomes. Capital spending, which had been very slow to recover, rebounded. Gross Domestic Product grew 3.3% in the second quarter of calendar year 2003, followed by a surprisingly strong 8.2% rise in the third quarter. The labor markets were slow to rebound. The nation's unemployment rate was 5.9% in November 2003.

- Inflation, meanwhile, remained modest. Prices for finished goods remained stable, although health care costs continued to rise and prices for manufacturing inputs and commodities such as oil and natural gas remained high. The Federal Reserve maintained an accommodative monetary policy, holding its Federal Funds rate - a key short-term interest rate barometer - at 1.00%, where it has stood since June.

- While signs of a more robust economy drove a strong rally in the equity markets, the bond markets gave up some of their gains of the past year. Ten-year Treasury bond yields - which had fallen to 3.40% in late May - rose to 4.37% by November 30, 2003, in response to a reviving economy, prompting a market correction. Nonetheless, the Lehman Brothers Municipal Bond Index posted a solid total return of 6.65% for the year ended November 30, 2003.(1)

THE TRUST

PERFORMANCE FOR THE PAST YEAR

- Based on share price (traded on the New York Stock Exchange), the Trust had a total return of 20.02% for the year ended November 30, 2003. That return was the result of an increase in share price from $14.05 on November 30, 2002, to $15.55 on November 30, 2003, and the reinvestment of $1.13 per share in regular monthly dividends.(2)

TRUST INFORMATION
AS OF NOVEMBER 30, 2003

  PERFORMANCE(5)

  Average Annual Total Returns (by market value, New York Stock Exchange)

  One Year                               20.02%
  Life of Trust (1/29/99)                 7.84%

  Average Annual Total Returns (at net asset value)

  One Year                               17.35%
  Life of Trust (1/29/99)                 5.66%

  For federal income tax purposes, 99.99% of the total dividends paid by the Trust from net investment income during the year ended November 30, 2003, was designated as an exempt interest dividend.

- Based on net asset value, the Trust had a total return of 17.35% for the year ended November 30, 2003. That return was the result of an increase in net asset value per share from $13.02 on November 30, 2002, to $14.09 on November 30, 2003, and the reinvestment of $1.13 per share in regular monthly dividends.

- Based on the most recent dividend and a share price of $15.55, the Trust had a market yield of 7.65% at November 30, 2003.(3) The Trust's market yield is equivalent to a taxable yield of 11.77%.(4)

MANAGEMENT DISCUSSION

- Insured* transportation bonds represented the Trust's largest sector weighting at November 30, 2003. The Trust's investments were well-diversified and included bonds for airports, turnpikes, and expressways.

- The Trust's second largest sector concentration was in hospital bonds. In a competitive hospital environment, management emphasized institutions it believes are well-regarded and whose health care specialities and financial soundness give them a competitive advantage in their markets.

- Insured* general obligations (GOs) constituted a major investment for the Trust and a representative geographical mix. Issuers included the state of California; Chicago, Illinois; and Jupiter, Florida. Insured* GOs are generally considered to provide a high-quality investment in a still-recovering economy.

- Management continued to adjust coupon structure and upgrade call protection, as market conditions warranted. Coupon structure and call features can have a significant influence on the Trust's performance characteristics.

  THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FUND.

    (1) It is not possible to invest directly in an Index.
    (2) A portion of the Trust's income may be subject to federal income tax and/or federal alternative minimum tax. Income may be subject to state tax.
    (3) The Trust's market yield is calculated by dividing the most recent dividend per share by the share price at the end of the period and annualizing the result.
    (4) Taxable-equivalent yield assumes maximum 35.0% federal income tax rate. A lower rate would result in a lower taxable-equivalent figure.
    (5) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. Performance results reflect the effect of leverage resulting from the Trust's issuance of Auction Preferred Shares.

    * Private insurance does not remove the risk of loss of principal associated with insured investments due to changes in market conditions.

        Past performance is no guarantee of future results. Investment return and market price will fluctuate so that shares, when sold, may be worth more or less than their original cost.

  SHARES OF THE TRUST ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED. YIELDS WILL VARY.

EATON VANCE MUNICIPAL INCOME TRUST AS OF NOVEMBER 30, 2003
PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 150.1%

PRINCIPAL AMOUNT
(000'S OMITTED)   SECURITY                                                 VALUE
----------------------------------------------------------------------------------------
COGENERATION -- 1.3%

  $   2,950  Maryland Energy Cogeneration, (AES Warrior Run),
             (AMT), 7.40%, 9/1/19                                          $   2,998,321
----------------------------------------------------------------------------------------
                                                                           $   2,998,321
----------------------------------------------------------------------------------------

EDUCATION -- 2.6%

  $   2,250  California Educational Facilities Authority, Residual
             Certificates, Variable Rate, 12/1/32(1)(2)                    $   2,706,525
      3,430  Massachusetts Development Finance Agency, (Boston
             University), 5.45%, 5/15/59                                       3,520,415
----------------------------------------------------------------------------------------
                                                                           $   6,226,940
----------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 8.8%

  $   6,500  Brazos River Authority, TX, (Reliant Energy, Inc.),
             5.20%, 12/1/18                                                $   7,053,215
      2,000  Brazos River Authority, TX, PCR (Texas Energy Co.), (AMT),
             6.75%, 4/1/38                                                     2,201,260
      3,550  Mississippi Business Finance Corp., (System Energy
             Resources, Inc.), 5.90%, 5/1/22                                   3,558,520
      7,250  North Carolina Municipal Power Agency, (Catawba),
             6.50%, 1/1/20                                                     8,047,500
----------------------------------------------------------------------------------------
                                                                           $  20,860,495
----------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 6.6%

  $  35,000  Dawson Ridge, CO, Metropolitan District #1, Escrowed to
             Maturity, 0.00%, 10/1/22                                      $  13,412,700
      1,725  Maricopa County, AZ, IDA, (Place Five and The Greenery),
             Escrowed to Maturity, 8.625%, 1/1/27                              2,147,125
----------------------------------------------------------------------------------------
                                                                           $  15,559,825
----------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 8.8%

  $   2,400  California State General Obligation, 5.00%, 2/1/21            $   2,420,040
      1,500  California State General Obligation, 5.25%, 11/1/29               1,506,270
      2,500  California State General Obligation, 5.25%, 4/1/30                2,507,350
      4,950  California State General Obligation, 5.50%, 11/1/33               5,096,668
      2,000  Kershaw County, SC, School District, 5.00%, 2/1/18                2,123,320
      1,200  New York, NY, Variable Rate, 6/1/28(1)(2)                         1,289,628
      5,000  Puerto Rico Commonwealth, Variable Rate, 7/1/29(1)(3)             5,861,550
----------------------------------------------------------------------------------------
                                                                           $  20,804,826
----------------------------------------------------------------------------------------

HEALTH CARE - MISCELLANEOUS -- 1.3%

  $     624  Tax Exempt Securities Trust, Community Health Provider,
             Pooled Loan Program, 6.00%, 12/1/36                           $     627,038
      1,647  Tax Exempt Securities Trust, Community Health Provider,
             Pooled Loan Program, 6.25%, 12/1/36                               1,706,572
        625  Tax Exempt Securities Trust, Community Health Provider,
             Pooled Loan Program, 7.75%, 12/1/36                                 626,395
----------------------------------------------------------------------------------------
                                                                           $   2,960,005
----------------------------------------------------------------------------------------

HOSPITAL -- 20.0%

  $   2,500  California Health Facilities Authority, (Cedars Sinai Medical
             Center), Variable Rate, 12/1/34(1)(3)                         $   2,873,150
        930  Chautauqua County, NY, IDA, (Women's Christian
             Association), 6.35%, 11/15/17                                       866,472
        985  Chautauqua County, NY, IDA, (Women's Christian
             Association), 6.40%, 11/15/29                                       909,175
      1,000  Halifax, FL, Medical Center, 7.25%, 10/1/24                       1,071,580
      2,765  Highland County, OH, (Joint Township Hospital District),
             6.75%, 12/1/29                                                    2,538,021
      5,000  Illinois Health Facility Authority, (Loyola University Health
             System), 6.00%, 7/1/21                                            5,179,800
      4,750  Louisiana Public Facilities Authority, (Tuoro Infirmary),
             5.625%, 8/15/29                                                   4,778,547
      2,000  Martin County, MN, (Fairmont Community Hospital
             Association), 6.625%, 9/1/22                                      1,956,720
      1,345  Mecosta County, MI, General Hospital, 5.75%, 5/15/09              1,348,766
      2,500  Mecosta County, MI, General Hospital, 6.00%, 5/15/18              2,355,275
      4,260  New Jersey Health Care Facilities Financing Authority,
             (Capital Health System), 5.25%, 7/1/27                            4,117,247
      1,500  New Jersey Health Care Facilities Financing Authority,
             (Trinitas Hospital), 7.50%, 7/1/30                                1,638,330
      5,000  North Central, TX, Health Facility Development Corp.,
             (Baylor Healthcare System), 5.125%, 5/15/29                       5,033,800
      1,510  Oneonta, AL, Eastern Health Care Facility Financing
             Authority, (Eastern Health Systems, Inc.), 7.75%, 7/1/21          1,674,228
      7,000  Rhode Island HEFA, (St. Joseph Health Services),
             5.50%, 10/1/29                                                    5,946,710
      2,425  Southwestern Illinois, Development Authority,
             (Anderson Hospital), 5.625%, 8/15/29                              2,338,621
      2,500  Sullivan County, TN, Health Educational and Housing
             Facility Board, (Wellmont Health System),
             6.25%, 9/1/32                                                     2,591,150
----------------------------------------------------------------------------------------
                                                                           $  47,217,592
----------------------------------------------------------------------------------------

HOUSING -- 11.5%

  $     990  California Statewide Communities Development
             Authority, Variable Rate, 6/1/09(1)(3)                        $     886,278

                       See notes to financial statements.

PRINCIPAL AMOUNT
(000'S OMITTED)   SECURITY                                                 VALUE
----------------------------------------------------------------------------------------
HOUSING (CONTINUED)

  $   4,000  Charter Mac Equity Trust, TN, (AMT), 6.625%, 6/30/09          $   4,335,480
      3,185  Florida Capital Projects Finance Authority, Student
             Housing Revenue, (Florida University), 7.75%, 8/15/20             3,255,197
        925  Lake Creek, CO, Affordable Housing Corp., Multifamily,
             7.00%, 12/1/23                                                      852,387
      4,510  Louisiana Public Facilities Authority, (Eden Point),
             6.25%, 3/1/34                                                     3,999,378
      4,000  Muni Mae Tax-Exempt Bond, LLC, (AMT),
             6.875%, 6/30/09                                                   4,363,640
      3,175  North Little Rock, AR, Residential Housing Facilities,
             (Parkstone Place), 6.50%, 8/1/21                                  2,939,415
      3,590  Oregon Health Authority, (Trillium Affordable Housing),
             (AMT), 6.75%, 2/15/29                                             3,266,002
        970  Raleigh, NC, Housing Authority, Multifamily,
             (Cedar Point),  7.00%, 11/1/30(4)                                    97,000
      3,300  Texas Student Housing Corp., (University of Northern
             Texas), 6.75%, 7/1/16                                             3,303,300
----------------------------------------------------------------------------------------
                                                                           $  27,298,077
----------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 6.7%

  $   1,911  Abia Development Corp., TX, (Austin Cargoport
             Development), (AMT), 6.50%, 10/1/24                           $   1,705,301
      1,835  Broward County, FL, IDR, (Lynxs Cargoport), (AMT),
             6.75%, 6/1/19                                                     1,682,142
      2,500  Gulf Coast, TX, Waste Disposal Authority, (Valero Energy
             Corp.) (AMT), 5.70%, 4/1/32                                       2,385,100
      6,000  New Jersey EDA, (Continental Airlines), (AMT),
             6.25%, 9/15/29                                                    5,106,780
      3,500  New York City, NY, Industrial Development Agency,
             (American Airlines, Inc.), (AMT), 8.50%, 8/1/28                   2,653,735
      2,950  Phoenix, AZ, IDA, (America West Airlines, Inc.),
             (AMT), 6.25%, 6/1/19                                              2,372,803
----------------------------------------------------------------------------------------
                                                                           $  15,905,861
----------------------------------------------------------------------------------------

INSURED - EDUCATION -- 3.8%

  $  13,000  Illinois Development Finance Authority, (Local Government
             Program-Elgin School District-U46),
             (FSA), 0.00%, 1/1/20                                          $   5,890,820
      3,000  Massachusetts HEFA, (Berklee College of Music),
             (MBIA), Variable Rate, 10/1/27(1)(3)                              3,126,210
----------------------------------------------------------------------------------------
                                                                           $   9,017,030
----------------------------------------------------------------------------------------

INSURED - ELECTRIC UTILITIES -- 0.3%

  $     100  Los Angeles, CA, Department of Water and Power,
             (MBIA), Variable Rate, 12/15/24(1)(2)                         $     779,500
----------------------------------------------------------------------------------------
                                                                           $     779,500
----------------------------------------------------------------------------------------

INSURED - ESCROWED/PREREFUNDED -- 1.8%

  $   4,250  Metropolitan Transportation Authority of New York, Escrowed
             to Maturity, (FGIC), 4.75%, 7/1/26                            $   4,335,297
----------------------------------------------------------------------------------------
                                                                           $   4,335,297
----------------------------------------------------------------------------------------

INSURED - GENERAL OBLIGATIONS -- 13.8%

  $     500  California, (FGIC), Variable Rate, 12/1/29(1)(2)              $   1,534,000
      3,500  California, (FGIC), Variable Rate, 9/1/30(1)(2)                   3,888,780
      4,000  Chicago, IL, (MBIA), 5.00%, 1/1/41                                4,024,960
     30,160  Chicago, IL, Board of Education, (FGIC),
             0.00%, 12/1/22                                                   11,451,450
      1,150  Jupiter, FL, (AMBAC), 4.75%, 10/1/28                              1,148,264
      1,000  Jupiter, FL, (AMBAC), 4.75%, 10/1/33                                992,840
      4,000  Puerto Rico, FSA, Variable Rate, 7/1/27(1)(2)                     4,825,880
     10,000  Washington State General Obligation, (FGIC),
             0.00%, 1/1/19                                                     4,834,100
----------------------------------------------------------------------------------------
                                                                           $  32,700,274
----------------------------------------------------------------------------------------

INSURED - HOSPITAL -- 9.6%

  $   2,700  Franklin County, OH, (Ohio Health Corp.), (MBIA),
             5.00%, 5/15/33                                                $   2,745,765
     20,205  Kentucky EDA, (Norton Healthcare, Inc.), (MBIA),
             0.00%, 10/1/25                                                    6,328,812
     23,320  Kentucky EDA, (Norton Healthcare, Inc.), (MBIA),
             0.00%, 10/1/26                                                    6,897,123
     10,000  Kentucky EDA, (Norton Healthcare, Inc.), (MBIA),
             0.00%, 10/1/27                                                    2,795,600
      4,000  New Jersey Health Care Facilities Financing Authority,
             (St. Barnabas Medical Center), (MBIA),
             Variable Rate, 7/1/28(1)(2)                                       3,953,720
----------------------------------------------------------------------------------------
                                                                           $  22,721,020
----------------------------------------------------------------------------------------

INSURED - SPECIAL TAX REVENUE -- 0.1%

  $      60  South Orange County, CA, Public Financing Authority,
             (FGIC), DRIVERS, Variable Rate, 8/15/15(1)(2)                 $     334,710
----------------------------------------------------------------------------------------
                                                                           $     334,710
----------------------------------------------------------------------------------------

INSURED - TRANSPORTATION -- 20.1%

  $   9,000  Central Texas Turnpike Authority, (AMBAC),
             0.00%, 8/15/21                                                $   3,707,370
      3,500  Chicago, IL, O'Hare International Airport, (AMBAC),
             (AMT), 5.375%, 1/1/32                                             3,615,465
      2,500  Dallas-Fort Worth, TX, International Airport, (FGIC),
             (AMT), 5.50%, 11/1/20                                             2,645,375
      4,930  Dallas-Fort Worth, TX, International Airport, (FGIC),
             (AMT), 5.75%, 11/1/30                                             5,310,645

                       See notes to financial statements.

PRINCIPAL AMOUNT
(000'S OMITTED)   SECURITY                                                 VALUE
----------------------------------------------------------------------------------------
INSURED - TRANSPORTATION (CONTINUED)

  $   4,500  Dallas-Fort Worth, TX, International Airport, (FGIC),
             (AMT), 6.125%, 11/1/35                                        $   5,113,080
      2,400  Massachusetts Turnpike Authority, Metropolitan Highway
             System, (MBIA), Variable Rate, 1/1/27(1)(2)                       2,459,232
      7,500  Minneapolis and St. Paul, MN, Metropolitan Airport
             Commission, (FGIC), 5.25%, 1/1/32                                 7,801,950
      5,500  Nevada Department of Business and Industry, (Las Vegas
             Monorail -1st Tier), (AMBAC), 5.375%, 1/1/40                      5,848,810
      2,000  Puerto Rico Highway and Transportation Authority,
             (FSA), Variable Rate, 7/1/32(1)(2)                                2,157,800
      7,000  San Antonio, TX, Airport System, (Improvements),
             (FGIC), 5.25%, 7/1/21                                             7,251,720
      1,500  South Carolina State Transportation Infrastructure Bank,
             (AMBAC), 5.00%, 10/1/33                                           1,524,015
----------------------------------------------------------------------------------------
                                                                           $  47,435,462
----------------------------------------------------------------------------------------

INSURED - WATER AND SEWER -- 1.2%

  $   2,720  Deltona, FL, Utility System, (MBIA), 4.75%, 10/1/29           $   2,713,798
----------------------------------------------------------------------------------------
                                                                           $   2,713,798
----------------------------------------------------------------------------------------

LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 1.7%

  $   4,000  New Jersey EDA, (School Facilities), 5.00%, 6/15/26           $   4,080,560
----------------------------------------------------------------------------------------
                                                                           $   4,080,560
----------------------------------------------------------------------------------------

MISCELLANEOUS -- 13.9%

  $   4,000  California Statewide Communities Development Authority,
             (East Valley Tourist Development Authority),
             8.25%, 10/1/14                                                $   3,770,560
      3,000  Capital Trust Agency, FL, (Seminole Tribe Convention),
             8.95%, 10/1/33                                                    3,517,620
      4,000  Capital Trust Agency, FL, (Seminole Tribe Convention),
             10.00%, 10/1/33                                                   4,968,960
      4,450  Golden Tobacco Securitization Corp., CA, 6.75%, 6/1/39            4,296,386
      2,900  Golden Tobacco Securitization Corp., CA, Variable
             Rate, 6/1/31(1)(3)                                                2,890,082
      1,500  Mohegan Tribe Indians, CT, Gaming Authority,
             (Public Improvements), 6.25%, 1/1/21                              1,616,160
      3,900  Puerto Rico Infrastructure Financing Authority, Variable
             Rate, 10/1/32(1)(2)(5)                                            5,703,750
      3,300  Santa Fe, NM, (Crow Hobbs), 8.50%, 9/1/16                         3,376,329
      3,000  Tobacco Settlement Financing Corp., NJ, Variable
             Rate, 6/1/39(1)(3)                                                2,792,910
----------------------------------------------------------------------------------------
                                                                           $  32,932,757
----------------------------------------------------------------------------------------

NURSING HOME -- 3.5%

  $   3,580  Ohio HFA, Retirement Rental Housing, (Encore
             Retirement Partners), 6.75%, 3/1/19                           $   3,079,265
        750  Okaloosa County, FL, Retirement Rental Housing,
             (Encore Retirement Partners), 6.125%, 2/1/14                        667,125
      2,000  Orange County, FL, Health Facilities Authority, (Westminster
             Community Care), 6.75%, 4/1/34                                    1,543,240
        767  Tarrant County, TX, Health Facilities Authority,
             8.00%, 9/1/25(4)                                                    115,030
      1,154  Tarrant County, TX, Health Facilities Authority,
             (3927 Foundation), 10.25%, 9/1/19(4)                                 34,628
      2,960  Wisconsin HEFA, (Wisconsin Illinois Senior Housing),
             7.00%, 8/1/29                                                     2,772,539
----------------------------------------------------------------------------------------
                                                                           $   8,211,827
----------------------------------------------------------------------------------------

SENIOR LIVING / LIFE CARE -- 3.5%

  $   1,960  Cliff House Trust, PA, (AMT), 6.625%, 6/1/27                  $   1,676,388
        190  Delaware County, PA, IDA, (Glen Riddle), (AMT),
             8.125%, 9/1/05                                                      193,243
      2,000  Delaware County, PA, IDA, (Glen Riddle), (AMT),
             8.625%, 9/1/25                                                    2,096,520
      3,240  Logan County, CO, Industrial Development Revenue,
             (TLC Care Choices, Inc.), 6.875%, 12/1/23                         2,914,769
      1,400  Mesquite, TX, Health Facilities Authority, (Christian
             Retirement Facility), 7.625%, 2/15/28                             1,457,596
----------------------------------------------------------------------------------------
                                                                           $   8,338,516
----------------------------------------------------------------------------------------

SPECIAL TAX REVENUE -- 3.9%

  $   3,280  Bell Mountain Ranch, CO, Metropolitan District,
             6.625%, 11/15/25                                              $   3,360,885
      3,600  Black Hawk, CO, Business Improvement District,
             6.50%, 12/1/11                                                    3,546,072
        895  Longleaf, FL, Community Development District,
             6.20%, 5/1/09                                                       823,848
      1,790  Longleaf, FL, Community Development District,
             6.65%, 5/1/20                                                     1,565,910
----------------------------------------------------------------------------------------
                                                                           $   9,296,715
----------------------------------------------------------------------------------------

TRANSPORTATION -- 4.6%

  $   3,750  Kent County, MI, Airport Facility, (AMT),
             Variable Rate, 1/1/25(1)(3)                                   $   3,794,663
      7,000  Port Authority of New York and New Jersey,
             5.00%, 9/1/33                                                     7,121,030
----------------------------------------------------------------------------------------
                                                                           $  10,915,693
----------------------------------------------------------------------------------------

                       See notes to financial statements.

PRINCIPAL AMOUNT
(000'S OMITTED)   SECURITY                                                 VALUE
----------------------------------------------------------------------------------------
WATER AND SEWER -- 0.7%

  $   1,500  Metropolitan Water District, CA, (Southern California
             Waterworks), Variable Rate, 1/1/18(1)(3)                     $    1,558,350
----------------------------------------------------------------------------------------
                                                                          $    1,558,350
----------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 150.1%
  (IDENTIFIED COST $339,801,613)                                          $  355,203,451
----------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 5.3%                                    $   12,424,081

AUCTION PREFERRED SHARES PLUS CUMULATIVE
  UNPAID DIVIDENDS -- (55.4)%                                             $ (131,067,058)
----------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
  COMMON SHARES -- 100.0%                                                 $  236,560,474
----------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FSA - Financial Security Assurance, Inc.

FGIC - Financial Guaranty Insurance Company

AMBAC - AMBAC Financial Group, Inc.

MBIA - Municipal Bond Insurance Association

At November 30, 2003, the concentration of the Trust's investments in the various states, determined as a percentage of net assets, is as follows:

      California                                              15.7%
      Colorado                                                10.2%
      Florida                                                 10.1%
      Illinois                                                13.7%
      Texas                                                   20.0%
      Others, representing less than 10% individually         80.5%

The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2003, 33.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 3.6% to 15.3% of total investments.

(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2) Security has been issued as a leveraged inverse floater bond.

(3) Security has been issued as an inverse floater bond.

(4) Non-income producing security.

(5) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       See notes to financial statements.

EATON VANCE MUNICIPAL INCOME TRUST AS OF NOVEMBER 30, 2003
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF NOVEMBER 30, 2003

ASSETS

Investments, at value (identified cost, $339,801,613)                               $  355,203,451
Receivable for investments sold                                                          5,384,089
Interest receivable                                                                      6,901,783
Receivable for daily variation margin on open financial futures contracts                  400,390
Prepaid expenses                                                                           264,704
--------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                        $  368,154,417
--------------------------------------------------------------------------------------------------

LIABILITIES

Due to bank                                                                         $      408,113
Payable to affiliate for Trustees' fees                                                      2,317
Accrued expenses                                                                           116,455
--------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                   $      526,885
--------------------------------------------------------------------------------------------------
AUCTION PREFERRED SHARES (5,240 SHARES OUTSTANDING) AT LIQUIDATION VALUE PLUS
   CUMULATIVE UNPAID DIVIDENDS                                                      $  131,067,058
--------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHARES                                              $  236,560,474
--------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Common Shares, $0.01 par value, unlimited number of shares authorized,
   16,794,879 shares issued and outstanding                                         $      167,949
Additional paid-in capital                                                             248,515,907
Accumulated net realized loss (computed on the basis of identified cost)               (32,230,133)
Accumulated undistributed net investment income                                          4,092,361
Net unrealized appreciation (computed on the basis of identified cost)                  16,014,390
--------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHARES                                              $  236,560,474
--------------------------------------------------------------------------------------------------

NET ASSET VALUE PER COMMON SHARE

($236,560,474 DIVIDED BY 16,794,879 COMMON SHARES ISSUED AND OUTSTANDING)           $        14.09
--------------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED NOVEMBER 30, 2003

INVESTMENT INCOME

Interest                                                                            $   25,285,950
--------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                             $   25,285,950
--------------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                              $    2,500,095
Administration fee                                                                         714,313
Trustees' fees and expenses                                                                 14,988
Preferred shares remarketing agent fee                                                     327,501
Transfer and dividend disbursing agent fees                                                231,108
Custodian fee                                                                              146,875
Legal and accounting services                                                               73,059
Printing and postage                                                                         3,147
Miscellaneous                                                                               72,243
--------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                      $    4,083,329
--------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                               $   21,202,621
--------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)                                  $   (2,322,768)
   Financial futures contracts                                                           3,110,857
   Interest rate swap contracts                                                         (4,034,700)
--------------------------------------------------------------------------------------------------
NET REALIZED LOSS                                                                   $   (3,246,611)
--------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                              $   19,649,892
   Financial futures contracts                                                             612,552
--------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                                $   20,262,444
--------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                                    $   17,015,833
--------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO PREFERRED SHAREHOLDERS                                             $   (1,586,402)
--------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                          $   36,632,052
--------------------------------------------------------------------------------------------------

                       See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                                                   YEAR ENDED            YEAR ENDED
IN NET ASSETS                                                         NOVEMBER 30, 2003     NOVEMBER 30, 2002
--------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                              $       21,202,621    $       20,723,542
   Net realized gain (loss)                                                   (3,246,611)            1,491,014
   Net change in unrealized
      appreciation (depreciation)                                             20,262,444            (1,429,416)
   Distributions to preferred shareholders                                    (1,586,402)           (2,445,875)
--------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                            $       36,632,052    $       18,339,265
--------------------------------------------------------------------------------------------------------------
Distributions to common shareholders --
   From net investment income                                         $      (18,871,152)   $      (17,028,398)
--------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS                            $      (18,871,152)   $      (17,028,398)
--------------------------------------------------------------------------------------------------------------
Capital share transactions --
   Reinvestment of distributions to
   common shareholders                                                $        2,524,723    $        2,648,507
--------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
   SHARE TRANSACTIONS                                                 $        2,524,723    $        2,648,507
--------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                            $       20,285,623    $        3,959,374
--------------------------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO COMMON SHARES

At beginning of year                                                  $      216,274,851    $      212,315,477
--------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                                        $      236,560,474    $      216,274,851
--------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME
INCLUDED IN NET ASSETS APPLICABLE TO COMMON SHARES

AT END OF YEAR                                                        $        4,092,361    $        3,504,953
--------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS

Selected data for a common share outstanding during the periods stated

                                                                             YEAR ENDED NOVEMBER 30,
                                                        ------------------------------------------------------------------
                                                         2003(1)      2002(1)(2)     2001(1)       2000(1)      1999(1)(3)
--------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year (Common shares)    $  13.020     $  12.930     $  11.950     $  11.720     $  15.000
--------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                   $   1.269     $   1.255     $   1.124     $   1.083     $   0.837
Net realized and unrealized gain (loss)                     1.026         0.013         0.873         0.260        (3.246)
Distribution to preferred shareholders                     (0.095)       (0.148)       (0.240)       (0.328)       (0.197)
--------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                     $   2.200     $   1.120     $   1.757     $   1.015     $  (2.606)
--------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From net investment income                              $  (1.130)    $  (1.030)    $  (0.777)    $  (0.785)    $  (0.550)
--------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS              $  (1.130)    $  (1.030)    $  (0.777)    $  (0.785)    $  (0.550)
--------------------------------------------------------------------------------------------------------------------------

PREFERRED AND COMMON SHARES OFFERING COSTS CHARGED TO
  PAID-IN CAPITAL                                       $      --     $      --     $      --     $      --     $  (0.042)
--------------------------------------------------------------------------------------------------------------------------

PREFERRED SHARES UNDERWRITING DISCOUNTS                 $      --     $      --     $      --     $      --     $  (0.082)
--------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR (COMMON SHARES)          $  14.090     $  13.020     $  12.930     $  11.950     $  11.720
--------------------------------------------------------------------------------------------------------------------------

MARKET VALUE -- END OF YEAR (COMMON SHARES)             $  15.550     $  14.050     $  13.500     $  11.125     $  11.688
--------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                                             20.02%        12.32%        28.95%         2.05%       (18.74)%
--------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

                                                                               YEAR ENDED NOVEMBER 30,
                                                        ------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+ ++                            2003(1)       2002(1)(2)      2001(1)        2000(1)        1999(1)(3)
--------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to common shares, end of year
   (000's omitted)                                    $   236,560    $   216,275    $   212,315    $   194,676    $   190,209
Ratios (As a percentage of average net assets
  applicable to common shares):
   Net expenses(5)                                           1.80%          1.89%          1.88%          1.95%          1.76%(6)
   Net expenses after custodian fee reduction(5)             1.80%          1.88%          1.88%          1.91%          1.70%(6)
   Net investment income(5)                                  9.37%          9.69%          8.79%          9.47%          7.38%(6)
Portfolio Turnover                                             30%            14%            60%            66%           151%
--------------------------------------------------------------------------------------------------------------------------------
+  The expenses of the Trust may reflect a
   reduction of the investment adviser fee. Had
   such action not been taken, the ratios and the
   net investment income would have been as
   follows:
Ratios (As a percentage of average net assets
   applicable to common shares):
   Expenses(5)                                                                                                           1.76%(6)
   Expenses after custodian fee reduction(5)                                                                             1.70%(6)
   Net investment income(5)                                                                                              7.38%(6)
   Net investment income per share                                                                                $     0.837
--------------------------------------------------------------------------------------------------------------------------------
++ The ratios reported above are based on net
   assets applicable solely to common shares. The
   ratios based on net assets, including amounts
   related to preferred shares, are as follows:
Ratios (As a percentage of average total net
   assets):
   Net expenses                                              1.14%          1.17%          1.15%          1.15%          1.14%(6)
   Net expenses after custodian fee reduction                1.14%          1.17%          1.15%          1.12%          1.10%(6)
   Net investment income                                     5.93%          6.01%          5.40%          5.56%          4.77%(6)
--------------------------------------------------------------------------------------------------------------------------------
+  The expenses of the Trust may reflect a
   reduction of the investment adviser fee. Had
   such action not been taken, the ratios would
   have been as follows:
Ratios (As a percentage of average total net
   assets):
   Expenses                                                                                                              1.14%(6)
   Expenses after custodian fee reduction                                                                                1.10%(6)
   Net investment income                                                                                                 4.77%(6)
--------------------------------------------------------------------------------------------------------------------------------
Senior Securities:
   Total preferred shares outstanding                       5,240          5,240          5,240          5,240          5,240
   Asset coverage per preferred share(7)              $    70,154    $    66,291    $    65,548    $    62,155    $    61,308
   Involuntary liquidation preference per preferred
     share(8)                                         $    25,000    $    25,000    $    25,000    $    25,000    $    25,000
   Approximate market value per preferred
     share(8)                                         $    25,000    $    25,000    $    25,000    $    25,000    $    25,000

(1)  Computed using average common shares outstanding.

(2) The Trust has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by $0.011, decrease net realized and unrealized gains per share by $0.011, increase the ratio of net investment income to average net assets applicable to common shares from 9.61% to 9.69% and increase the ratio of net investment income to average total net assets from 5.96% to 6.01%. Per share data and ratios for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

(3) For the period from the start of business, January 29, 1999, to November 30, 1999.

(4) Returns are historical and are calculated by determining the percentage change in market value with all distributions reinvested. Total return is not computed on an annualized basis.

(5) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Trust's leveraged capital structure.

(6)  Annualized.

(7) Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.

(8)  Plus accumulated and unpaid dividends.

                       See notes to financial statements.

EATON VANCE MUNICIPAL INCOME TRUST AS OF NOVEMBER 30, 2003
NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

   Eaton Vance Municipal Income Trust (the Trust) is an entity commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940 as a non-diversified, closed-end management investment company. The Trust was organized under the laws of the Commonwealth of Massachusetts by an Agreement and Declaration of Trust dated December 10, 1998. The Trust's investment objective is to achieve current income exempt from regular federal income tax by investing primarily in investment grade municipal obligations.

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on the commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B INVESTMENT TRANSACTIONS -- Investment transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined using the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The securities so purchased are subject to market fluctuations during this period. To the extent that when-issued or delayed delivery purchases are outstanding, the Trust instructs the custodian to segregate assets in a separate account, with a current value at least equal to the amount of its purchase commitments.

   C INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

   D FEDERAL INCOME TAXES -- The Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, if any, and tax-exempt income, including any net realized gain on investments. Therefore, no provision for federal income or excise tax is necessary. At November 30, 2003, the Trust, for federal income tax purposes, had a capital loss carryover of $31,928,458 which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. Such capital loss carryover will expire on November 30, 2007 ($9,497,591), November 30, 2008 ($14,623,294), November 30, 2009 ($5,266,337), and November 30, 2011
   ($2,541,236). In addition, the Trust intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income taxes when received by the Trust, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

   E FINANCIAL FUTURES CONTRACTS -- Upon the entering of a financial futures contract, the Trust is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Trust (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Trust. The Trust's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, the Trust may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

   F OPTIONS ON FINANCIAL FUTURES CONTRACTS -- Upon the purchase of a put option on a financial futures contract by the Trust, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Trust will realize a loss in the amount of the cost of the option. When the Trust enters into a closing sale transaction, the Trust will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Trust exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

   G INTEREST RATE SWAPS -- The Trust has entered into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Trust makes semi-annual payments at a fixed interest rate. In exchange, the Trust receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Payments received or made at the end of a measurement period are recorded as realized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Trust is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Trust does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

   H USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   I EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Trust. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Trust maintains with IBT. All significant credit balances used to reduce the Trust's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

2  AUCTION PREFERRED SHARES (APS)

   The Trust issued 2,620 shares of Auction Preferred Shares Series A and 2,620 shares of Auction Preferred Shares Series B on March 1, 1999 in a public offering. The underwriting discount and other offering costs were recorded as a reduction of the capital of the common shares. Dividends on the APS, which accrue daily, are cumulative at a rate which was established at the offering of the APS and have been reset every 7 days thereafter by an auction. Effective July 8, 2003, a special dividend period of 733 days was set on the series A shares. The dividend rate, which matures on July 12, 2005, is 1.25%. Dividend rates ranged from 0.69% to 1.50% for Series B Shares, during the year ended November 30, 2003. Series A and Series B are identical in all respects except for the dates of reset for the dividend rates.

   The APS are redeemable at the option of the Trust, at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Trust is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS shall remain unpaid in an amount equal to two full years' dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Trust is required to maintain certain asset coverage with respect to the APS as defined in the Trust's By-Laws and the Investment Company Act of 1940. The Trust pays an annual fee equivalent to 0.25% of the preferred shares' liquidation value for the remarketing efforts associated with the preferred auctions.

3  DISTRIBUTIONS TO SHAREHOLDERS

   The Trust intends to make monthly distributions of net investment income, after payment of any dividends on any outstanding Auction Preferred Shares. Distributions are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. Each dividend payment period for the Auction Preferred Shares is generally seven days. Effective July 8, 2003, the Series A shares set a special dividend period of 733 days. The applicable dividend rate for the Auction Preferred Shares on November 30, 2003 was 1.25% and 1.05%, for Series A and Series B Shares, respectively. For the year ended November 30, 2003, the Trust paid dividends to Auction Preferred shareholders amounting to $978,964 and $607,438 for Series A and Series B Shares, respectively, representing an average APS dividend rate for such period of 1.47% and 0.94%, respectively.

   The Trust distinguishes between distribution on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid in capital. These differences relate primarily to the method for amortizing premiums.

4  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee, computed at an annual rate of 0.70% of the Trust's average weekly gross assets, was earned by Eaton Vance Management
   (EVM) as compensation for management and investment advisory services rendered to the Trust. Except for Trustees of the Trust who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Trust out of such investment adviser fee. For the year ended November 30, 2003, the fee was equivalent to 0.70% of the Trust's average weekly gross assets and amounted to $2,500,095. EVM also serves as the administrator of the Trust. An administration fee, computed at the annual rate of 0.20% of the average weekly gross assets of the Trust, is paid to EVM for managing and administering business affairs of the Trust. For the year ended November 30, 2003, the administrative fee amounted to $714,313.

   Trustees of the Trust that are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended November 30, 2003, no significant amounts have been deferred.

   Certain officers and Trustees of the Trust are officers of EVM.

5  INVESTMENTS

   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $104,377,933 and $110,528,839, respectively, for the year ended November 30, 2003.

6  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned by the Trust at November 30, 2003, as computed for Federal income tax purposes, are as follows:

   AGGREGATE COST                        $  339,490,736
   ----------------------------------------------------
   Gross unrealized appreciation         $   25,005,249
   Gross unrealized depreciation             (9,292,534)
   ----------------------------------------------------
   NET UNREALIZED APPRECIATION           $   15,712,715
   ----------------------------------------------------

7  SHARES OF BENEFICIAL INTEREST

   The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional $0.01 par value common shares. Transactions in common shares were as follows:

                                                       YEAR ENDED NOVEMBER 30,
                                                       -----------------------
                                                         2003           2002
   ---------------------------------------------------------------------------
   Shares issued pursuant to the Trust's dividend
     reinvestment plan                                  181,895        197,404
   ---------------------------------------------------------------------------
   NET INCREASE                                         181,895        197,404
   ---------------------------------------------------------------------------

8  FINANCIAL INSTRUMENTS

   The Trust regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Trust has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   A summary of obligations under these financial instruments at November 30, 2003 is as follows:

   FUTURES CONTRACTS

   EXPIRATION                                       NET UNREALIZED
   DATE(S)      CONTRACTS                POSITION   APPRECIATION
   ----------------------------------------------------------------
   3/04         275 U.S. Treasury Bond   Short      $       402,523
   3/04         175 U.S. Treasury Note   Short              210,029
   ----------------------------------------------------------------
                                                    $       612,552
   ----------------------------------------------------------------

   At November 30, 2003, the Trust had sufficient cash and/or securities to cover margin requirements on open futures contracts.

EATON VANCE MUNICIPAL INCOME TRUST AS OF NOVEMBER 30, 2003
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS OF EATON VANCE MUNICIPAL INCOME TRUST:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Municipal Income Trust (the Trust), including the portfolio of investments, as of November 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the years in the four year period ended November 30, 2003 and for the period from the start of business, January 29, 1999, to November 30, 1999. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. Our procedures included confirmation of securities held as of November 30, 2003 by correspondence with the custodian. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights, referred to above, present fairly, in all material respects, the financial position of Eaton Vance Municipal Income Trust as of November 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
January 13, 2004

EATON VANCE MUNICIPAL INCOME TRUST
DIVIDEND REINVESTMENT PLAN

The Trust offers a dividend reinvestment plan (the Plan) pursuant to which shareholders automatically have dividends and capital gains distributions reinvested in common shares (the Shares) of the Trust unless they elect otherwise through their investment dealer. On the distribution payment date, if the net asset value per Share is equal to or less than the market price per Share plus estimated brokerage commissions then new Shares will be issued. The number of Shares shall be determined by the greater of the net asset value per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by the Plan Agent. Distributions subject to income tax (if any) are taxable whether or not shares are reinvested.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that your shares be re-registered in your name with the Trust's transfer agent, PFPC, Inc. or you will not be able to participate.

The Plan Agent's service fee for handling distributions will be paid by the Trust. Each participant will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Plan Agent at the address noted on the following page. If you withdraw, you will receive shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Plan Agent to have the Plan Agent sell part or all of his or her Shares and remit the proceeds, the Plan Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your shares are held in your own name, you may complete the form on the following page and deliver it to the Plan Agent.

Any inquires regarding the Plan can be directed to the Plan Agent, PFPC, Inc., at 1-800-331-1710.

EATON VANCE MUNICIPAL INCOME TRUST
APPLICATION FOR PARTICIPATION IN DIVIDEND REINVESTMENT PLAN

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

  The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.


                                  ---------------------------------------------
                                  Please print exact name on account:

                                  ---------------------------------------------
                                  Shareholder signature           Date

                                  ---------------------------------------------
                                  Shareholder signature           Date

                                  Please sign exactly as your common shares are registered. All persons whose names appear on the share certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DIVIDENDS AND DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

THIS AUTHORIZATION FORM, WHEN SIGNED, SHOULD BE MAILED TO THE FOLLOWING ADDRESS:

                       Eaton Vance Municipal Income Trust
                       c/o PFPC, Inc.
                       P.O. Box 43027
                       Providence, RI 02940-3027
                       800-331-1710

NUMBER OF EMPLOYEES
The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end, non-diversified, management investment company and has no employees.

NUMBER OF SHAREHOLDERS
As of November 30, 2003, our records indicate that there are 179 registered shareholders and approximately 7,985 shareholders owning the Trust shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive our reports directly, which contain important information about the Trust, please write or call:

                       Eaton Vance Distributors, Inc.
                       The Eaton Vance Building
                       255 State Street
                       Boston, MA 02109
                       1-800-225-6265

NEW YORK STOCK EXCHANGE SYMBOL
The New York Stock Exchange symbol is EVN.

EATON VANCE MUNICIPAL INCOME TRUST
MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Municipal Income Trust (the Trust) are responsible for the overall management and supervision of the Trust's affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Trust's principal underwriter and a wholly-owned subsidiary of EVM.

                                         TERM OF                                   NUMBER OF PORTFOLIOS
                                        OFFICE AND                                    IN FUND COMPLEX
        NAME AND        POSITION(S)     LENGTH OF     PRINCIPAL OCCUPATION(S)           OVERSEEN BY
     DATE OF BIRTH    WITH THE TRUST     SERVICE       DURING PAST FIVE YEARS           TRUSTEE(1)        OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE(S)

Jessica M. Bibliowicz    Trustee       Until 2006.   Chairman, President and                193             Director of National
11/28/59                                 3 years.    Chief Executive Officer                                 Financial Partners
                                         Trustee     of National Financial
                                       since 1998    Partners (financial
                                                     services company) (since
                                                     April 1999). President
                                                     and Chief Operating
                                                     Officer of John A. Levin &
                                                     Co. (registered
                                                     investment adviser) (July
                                                     1997 to April 1999) and a
                                                     Director of Baker,
                                                     Fentress & Company which
                                                     owns John A. Levin & Co.
                                                     (July 1997 to April
                                                     1999). Ms. Bibliowicz is
                                                     an interested person
                                                     because of her
                                                     affiliation with a
                                                     brokerage firm.

James B. Hawkes       Vice President   Until 2004.   Chairman, President and                195               Director of EVC
11/9/41                 and Trustee      3 years.    Chief Executive Officer
                                         Trustee     of BMR, EVC, EVM and EV;
                                       since 1998.   Director of EV; Vice
                                                     President and Director of
                                                     EVD. Trustee and/or officer
                                                     of 195 registered
                                                     investment companies in the
                                                     Eaton Vance Fund Complex.
                                                     Mr. Hawkes is an interested
                                                     person because of his
                                                     positions with BMR, EVM,
                                                     EVC and EV, which are
                                                     affiliates of the Trust.

NONINTERESTED TRUSTEE(S)

Samuel L. Hayes, III      Trustee      Until 2004.   Jacob H. Schiff Professor              195           Director of Tiffany & Co.
2/23/35                                  3 years.    of Investment Banking                                (specialty retailer) and
                                         Trustee     Emeritus, Harvard                                          Telect, Inc.
                                       since 1998.   University Graduate                                     (telecommunication
                                                     School of Business                                      services company)
                                                     Administration.

William H. Park           Trustee      Until 2005.   President and Chief                    192                     None
9/19/47                                  3 years.    Executive Officer, Prizm
                                         Trustee     Capital Management, LLC
                                       since 2003.   (investment management
                                                     firm) (since 2002).
                                                     Executive Vice President
                                                     and Chief Financial
                                                     Officer, United Asset
                                                     Management Corporation (a
                                                     holding company owning
                                                     institutional investment
                                                     management firms)
                                                     (1982-2001).

Ronald A. Pearlman        Trustee      Until 2006.   Professor of Law,                      192                     None
7/10/40                                  3 years.    Georgetown University Law
                                         Trustee     Center (since 1999). Tax
                                       since 2003.   Partner Covington &
                                                     Burling, Washington, DC
                                                     (1991-2000).

                                         TERM OF                                   NUMBER OF PORTFOLIOS
                                        OFFICE AND                                    IN FUND COMPLEX
        NAME AND        POSITION(S)     LENGTH OF     PRINCIPAL OCCUPATION(S)           OVERSEEN BY
     DATE OF BIRTH    WITH THE TRUST     SERVICE       DURING PAST FIVE YEARS           TRUSTEE(1)        OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
NONINTERESTED TRUSTEE(S) (CONTINUED)

Norton H. Reamer          Trustee      Until 2005.   President and Chief                    195                     None
9/21/35                                  3 years.    Executive Officer of
                                         Trustee     Asset Management Finance
                                       since 1998.   Corp. (a specialty
                                                     finance company serving
                                                     the investment management
                                                     industry) (since October
                                                     2003). President, Unicorn
                                                     Corporation (an
                                                     investment and financial
                                                     advisory services
                                                     company) (since September
                                                     2000). Formerly,
                                                     Chairman, Hellman, Jordan
                                                     Management Co., Inc. (an
                                                     investment management
                                                     company) (2000-2003).
                                                     Formerly, Advisory
                                                     Director of Berkshire
                                                     Capital Corporation
                                                     (investment banking firm)
                                                     (2002-2003). Formerly,
                                                     Chairman of the Board,
                                                     United Asset Management
                                                     Corporation (a holding
                                                     company owning
                                                     institutional investment
                                                     management firms) and
                                                     Chairman, President and
                                                     Director, UAM Funds
                                                     (mutual funds)
                                                     (1980-2000).

Lynn A. Stout             Trustee      Until 2005.   Professor of Law,                      195                     None
9/14/57                                  3 years.    University of California
                                         Trustee     at Los Angeles School of
                                       since 1998.   Law (since July 2001).
                                                     Formerly, Professor of
                                                     Law, Georgetown
                                                     University Law Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                                   TERM OF
                                                 OFFICE AND
        NAME AND             POSITION(S)          LENGTH OF                          PRINCIPAL OCCUPATION(S)
     DATE OF BIRTH         WITH THE TRUST          SERVICE                           DURING PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------
Thomas J. Fetter              President          Since 1998         Vice President of EVM and BMR. Trustee and President of
8/20/43                                                             The Massachusetts Health& Education Tax-Exempt Trust.
                                                                    Officer of 127 registered investment companies managed
                                                                    by EVM or BMR.

Robert B. MacIntosh        Vice President        Since 1998         Vice President of EVM and BMR. Officer of 127 registered
1/22/57                                                             investment companies managed by EVM or BMR.

Thomas M. Metzold          Vice President        Since 1998         Vice President of EVM and BMR. Officer of 7 registered
8/3/58                                                              investment companies managed by EVM or BMR.

Alan R. Dynner                Secretary          Since 1998         Vice President, Secretary and Chief Legal Officer of
10/10/40                                                            BMR, EVM, EVD, EV and EVC. Officer of 195 registered
                                                                    investment companies managed by EVM or BMR.

James L. O'Connor             Treasurer          Since 1998         Vice President of BMR, EVM and EVD. Officer of 116
4/1/45                                                              registered investment companies managed by EVM or BMR.

(1) Includes both master and feeder funds in a master-feeder structure.

                       This Page Intentionally Left Blank

   INVESTMENT ADVISER AND ADMINISTRATOR OF EATON VANCE MUNICIPAL INCOME TRUST
                             EATON VANCE MANAGEMENT
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 Clarendon Street
                                Boston, MA 02116

                  TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
                                    PFPC INC.
                                 P.O. Box 43027
                            Providence, RI 02940-3027
                                 (800) 331-1710

                              INDEPENDENT AUDITORS
                              DELOITTE & TOUCHE LLP
                               200 Berkeley Street
                              Boston, MA 02116-5022



                       EATON VANCE MUNICIPAL INCOME TRUST
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

151-1/04                                                               CE-NASRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing since the registrant invests exclusively in non-voting securities.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUNICIPAL INCOME TRUST


By:    /s/ Thomas J. Fetter
       -----------------------------------
       Thomas J. Fetter
       President


Date:  January 13, 2004
       ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ James L. O'Connor
       -----------------------------------
       James L. O'Connor
       Treasurer


Date:  January 13, 2004
       ----------------


By:     /s/ Thomas J. Fetter
       -----------------------------------
       Thomas J. Fetter
       President


Date:  January 13, 2004
       ----------------